SCHEDULE OF LEASE COST (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 02, 2022	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Operating lease cost	$ 23	$ 4,437	$ 1,577
Cost of Sales [Member]
Loss Contingencies [Line Items]
Operating lease cost		1,579	1,393
Research and Development Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		520	90
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		2,291	47
Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Operating lease cost		$ 47	$ 47